Common Stock Warrants (Details) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Mar. 02, 2021 $ / shares shares	Dec. 16, 2020 D shares	Mar. 10, 2020 $ / shares shares	Mar. 02, 2020 $ / shares shares	Jun. 30, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 D $ / shares shares
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrant exercise receivable | $					$ 1,185
Number of shares issued in private placement (in shares)		15,853,052		69,000,000.0
Warrant exercise price (in dollars per share) | $ / shares	$ 11.50		$ 11.50		$ 11.50
Minimum number of days for written notice of redemption | D					30	30
Warrant redemption, sale price of common stock for warrants to be redeemed (in dollars per share) | $ / shares					$ 18.00	$ 18.00
Warrant redemption, number of trading days | D					20	20
Warrant redemption, number of consecutive trading days | D					30	30
Total proceeds for exercise of warrants | $					$ 110,700
Sponsor
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants forfeited (in shares)		5,016,666		5,016,666
Class A common stock, par value $0.0001 per share
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of shares issued in private placement (in shares)		15,853,052
Number of shares called by each warrant (in shares)	1		1
Public Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)					7,623,436	17,249,977
Warrants exercised (in shares)					9,626,559
Number of shares issued in private placement (in shares)	17,250,000		17,250,000
Number of shares called by each warrant (in shares)				11.50
Warrant exercise price (in dollars per share) | $ / shares				$ 11.50
Redemption price (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Public Warrant | Class A common stock, par value $0.0001 per share
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of shares called by each warrant (in shares)				1
Private Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)					5,016,666	5,016,666
Number of shares issued in private placement (in shares)	10,033,333		10,033,333	10,033,333
Warrant exercise price (in dollars per share) | $ / shares				$ 11.50
Number of days to become transferable, assignable or saleable | D		30			30
Private Warrant | Class A common stock, par value $0.0001 per share
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of shares called by each warrant (in shares)				1